Other Liabilities, Provisions and Commitments - Summary of Nature and Amount of Loss Contingencies Recorded (Detail) - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Provisions	$ 3,887	$ 4,150
Taxes
Disclosure of other provisions [line items]
Provisions	1,823	2,066	$ 2,540	$ 4,696
Labor
Disclosure of other provisions [line items]
Provisions	1,385	1,472	1,681	2,222
Legal
Disclosure of other provisions [line items]
Provisions	$ 679	$ 612	$ 879	$ 1,065